Cover Page	Feb. 23, 2023
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Feb. 23, 2023
Entity Registrant Name	Laureate Education, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38002
Entity Tax Identification Number	52-1492296
Entity Address, Address Line One	PMB 1158, 1000 Brickell Ave, Suite 715
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	786
Local Phone Number	209-3368
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.004 per share
Entity Emerging Growth Company	false
Trading Symbol	LAUR
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000912766
Former Address
Entity Addresses [Line Items]
Entity Address, Address Line One	78 SW 7th Street, Suite 900
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33130